Share incentive plan (Details)	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Risk-free interest rate, Minimum	1.18%	1.30%	1.55%
Risk-free interest rate ,Maximum	2.06%	1.90%	2.21%
Expected price volatility, Maninum	79.34%	70.40%	69.49%
Expected price volatility, Maximum	90.65%	83.74%	84.63%
Dividend yield	0.00%	0.00%	0.00%
Minimum [Member]
Expected option term (years)	5 years	5 years 1 month 13 days	5 years 1 month 13 days
Maximum [Member]
Expected option term (years)	7 years	7 years	7 years